Schedule II Genworth Financial, Inc. (Parent Company Only)	12 Months Ended
Dec. 31, 2011
Schedule II Genworth Financial, Inc. (Parent Company Only)

Schedule II

Genworth Financial, Inc.

(Parent Company Only)

Balance Sheets

(Amounts in millions)

	December 31,
	2011	2010
Assets
Investments:
Investments in subsidiaries	$18,311	$15,950
Fixed maturity securities available-for-sale, at fair value	11	202
Other invested assets	64	397

Total investments	18,386	16,549
Cash and cash equivalents	907	813
Deferred tax asset	465	343
Tax receivable from subsidiaries	330	334
Other assets	266	209

Total assets	$20,354	$18,248

Liabilities and stockholders’ equity
Liabilities:
Tax payable to our former parent company	$310	$339
Other liabilities	611	736
Borrowings from subsidiaries	200	200
Long-term borrowings	4,165	4,524

Total liabilities	5,286	5,799

Commitments and contingencies

Total Genworth Financial, Inc.’s stockholders’ equity	15,068	12,449

Total liabilities and stockholders’ equity	$20,354	$18,248

See Notes to Schedule II

See Accompanying Report of Independent Registered Public Accounting Firm

Statements of Income

(Amounts in millions)

	Years ended December 31,
	2011	2010	2009
Revenues:
Net investment and other income	$4	$11	$14
Net investment gains (losses)	(17)	(4)	(6)

Total revenues	(13)	7	8

Benefits and expenses:
Operating expenses	33	41	27
Interest expense	324	284	272

Total benefits and expenses	357	325	299

Loss before income taxes and equity in income (loss) of subsidiaries	(370)	(318)	(291)
Benefit from income taxes	(131)	(147)	(96)
Equity in income (loss) of subsidiaries	288	223	(309)

Net income (loss) available to Genworth Financial, Inc.’s common stockholders	$49	$52	$(504)

See Notes to Schedule II

See Accompanying Report of Independent Registered Public Accounting Firm

Statements of Comprehensive Income

(Amounts in millions)

	Years ended December 31,
	2011	2010	2009
Net income (loss) available to Genworth Financial, Inc.’s common stockholders	$49	$52	$(504)
Other comprehensive income (loss), net of taxes:
Net unrealized gains (losses) on securities not other-than-temporarily impaired	1,576	939	3,039
Net unrealized gains (losses) on other-than-temporarily impaired securities	(11)	126	14
Derivatives qualifying as hedges	1,085	122	(359)

Foreign currency translation and other adjustments	(109)	231	656

Total other comprehensive income (loss)	2,541	1,418	3,350

Total comprehensive income (loss) available to Genworth Financial, Inc.’s common stockholders	$2,590	$1,470	$2,846

See Notes to Schedule II

See Accompanying Report of Independent Registered Public Accounting Firm

Statements of Cash Flows

(Amounts in millions)

	Years ended December 31,
	2011	2010	2009
Cash flows from operating activities:
Net income (loss) available to Genworth Financial, Inc.’s common stockholders	$49	$52	$(504)
Adjustments to reconcile net income (loss) available to Genworth Financial, Inc.’s common stockholders to net cash from operating activities:
Equity in (income) loss from subsidiaries	(288)	(223)	309
Dividends from subsidiaries	478	342	904
Net investment (gains) losses	17	4	6
Deferred income taxes	(126)	(81)	(83)
Gain on sale of subsidiary	—	—	(2)
Net increase (decrease) in derivative instruments	(47)	(93)	115
Stock-based compensation expense	32	41	26
Change in certain assets and liabilities:
Accrued investment income and other assets	(53)	(27)	(8)
Other liabilities	85	66	92

Net cash from operating activities	147	81	855

Cash flows from investing activities:
Proceeds from fixed maturity securities	201	—	1
Purchases of fixed maturity securities	(10)	(201)	(5)
Other invested assets, net	(30)	—	—
Payments for business purchased, net of cash acquired	2	(40)	—
Capital contribution paid to subsidiaries	(15)	(203)	(97)

Net cash from investing activities	148	(444)	(101)

Cash flows from financing activities:
Short-term borrowing and other, net	162	(967)	(321)
Repayment and repurchase of long-term borrowings	(760)	(6)	(898)
Proceeds from issuance of long-term borrowings	397	793	298
Repayment of borrowings from subsidiaries	—	(33)	—
Proceeds from issuance of common stock	—	—	622

Net cash from financing activities	(201)	(213)	(299)

Effect of exchange rate changes on cash and cash equivalents	—	91	(17)

Net change in cash and cash equivalents	94	(485)	438
Cash and cash equivalents at beginning of year	813	1,298	860

Cash and cash equivalents at end of year	$907	$813	$1,298

See Notes to Schedule II

See Accompanying Report of Independent Registered Public Accounting Firm

Notes to Schedule II

Years Ended December 31, 2011, 2010 and 2009

(1) Organization and Purpose

Genworth Financial, Inc. (“Genworth”) was incorporated in Delaware on October 23, 2003 as an indirect subsidiary of General Electric Company (“GE”) in preparation for the initial public offering (“IPO”) of Genworth’s common stock, which was completed on May 24, 2004. Genworth is a holding company, that in connection with the IPO, acquired certain GE insurance and related subsidiaries that provide annuities and other investment products, life insurance, long-term care insurance, group life and health insurance and mortgage insurance.

(2) Retrospective Accounting Changes

On January 1, 2012, we adopted new accounting guidance requiring presentation of the components of net income (loss), the components of other comprehensive income and total comprehensive income either in a single continuous statement of comprehensive income (loss) or in two separate but consecutive statements. We chose to present two separate but consecutive statements. We adopted this new guidance retrospectively. The adoption of this new accounting guidance did not have a material impact on our financial results.

On January 1, 2012, we adopted new accounting guidance that changed our subsidiaries’ accounting for costs associated with acquiring or renewing insurance contracts. We adopted this new guidance retrospectively.

Effective January 1, 2012, our subsidiaries changed their treatment of the liability for future policy benefits for level premium term life insurance products when the liability for a policy falls below zero. Previously, the total liability for future policy benefits included negative reserves calculated at an individual policy level. The new method of accounting floors the liability for future policy benefits on each level premium term life insurance policy at zero. We implemented this accounting change retrospectively.

The following table presents the balance sheet as of December 31, 2011 reflecting the impact of the accounting changes that were retrospectively adopted on January 1, 2012:

(Amounts in millions)	As Originally Reported	Effect of DAC Change	Effect of Reserve Change	As Currently Reported
Assets:
Investments in subsidiaries	$19,784	$(1,353)	$(120)	$18,311
Total assets	$21,827	$(1,353)	$(120)	$20,354
Stockholders’ equity:
Total Genworth Financial, Inc.’s stockholders’ equity	$16,541	$(1,353)	$(120)	$15,068

The following table presents the balance sheet as of December 31, 2010 reflecting the impact of the accounting changes that were retrospectively adopted on January 1, 2012:

(Amounts in millions)	As Originally Reported	Effect of DAC Change	Effect of Reserve Change	As Currently Reported
Assets:
Investments in subsidiaries	$17,362	$(1,302)	$(110)	$15,950
Total assets	$19,660	$(1,302)	$(110)	$18,248
Stockholders’ equity:
Total Genworth Financial, Inc.’s stockholders’ equity	$13,861	$(1,302)	$(110)	$12,449

The following table presents the income statement for the year ended December 31, 2011 reflecting the impact of the accounting changes that were retrospectively adopted on January 1, 2012:

(Amounts in millions)	As Originally Reported	Effect of DAC Change	Effect of Reserve Change	As Currently Reported
Equity in income of subsidiaries	$361	$(63)	$(10)	$288
Net income available to Genworth Financial, Inc.’s
common stockholders	$122	$(63)	$(10)	$49

The following table presents the income statement for the year ended December 31, 2010 reflecting the impact of the accounting changes that were retrospectively adopted on January 1, 2012:

(Amounts in millions)	As Originally Reported	Effect of DAC Change	Effect of Reserve Change	As Currently Reported
Equity in income of subsidiaries	$313	$(86)	$(4)	$223
Net income available to Genworth Financial, Inc.’s
common stockholders	$142	$(86)	$(4)	$52

The following table presents the income statement for the year ended December 31, 2009 reflecting the impact of the accounting changes that were retrospectively adopted on January 1, 2012:

(Amounts in millions)	As Originally Reported	Effect of DAC Change	Effect of Reserve Change	As Currently Reported
Equity in loss of subsidiaries	$(265)	$(12)	$(32)	$(309)
Net loss available to Genworth Financial, Inc.’s
common stockholders	$(460)	$(12)	$(32)	$(504)

The following table presents the cash flows from operating activities for the year ended December 31, 2011 reflecting the impact of the accounting changes that were retrospectively adopted on January 1, 2012:

(Amounts in millions)	As Originally Reported	Effect of DAC Change	Effect of Reserve Change	As Currently Reported
Cash flows from operating activities:
Net income available to Genworth Financial, Inc.’s common stockholders	$122	$(63)	$(10)	$49
Equity in income from subsidiaries	$(361)	$63	$10	$(288)

The following table presents the cash flows from operating activities for the year ended December 31, 2010 reflecting the impact of the accounting changes that were retrospectively adopted on January 1, 2012:

(Amounts in millions)	As Originally Reported	Effect of DAC Change	Effect of Reserve Change	As Currently Reported
Cash flows from operating activities:
Net income available to Genworth Financial, Inc.’s common stockholders	$142	$(86)	$(4)	$52
Equity in income from subsidiaries	$(313)	$86	$4	$(223)

The following table presents the cash flows from operating activities for the year ended December 31, 2009 reflecting the impact of the accounting changes that were retrospectively adopted on January 1, 2012:

(Amounts in millions)	As Originally Reported	Effect of DAC Change	Effect of Reserve Change	As Currently Reported
Cash flows from operating activities:
Net loss available to Genworth Financial, Inc.’s common stockholders	$(460)	$(12)	$(32)	$(504)
Equity in loss from subsidiaries	$265	$12	$32	$309

(3) Borrowings and Commitments

All of the consolidated borrowings of Genworth and its consolidated subsidiaries were borrowings of the Parent, except as indicated below.

As of December 31, 2011 and 2010, we also had borrowings of $396 million and $494 million, respectively, related to consolidated securitization entities. These borrowings are required to be paid down as principal is collected on the restricted investments held by the securitization entities and accordingly the repayment of these borrowings follows the maturity or prepayment, as permitted, of the restricted investments.

In June 2011, Genworth Financial Mortgage Insurance Pty Limited, our indirect wholly-owned subsidiary, issued AUD$140 million of subordinated floating rate notes due 2021 with an interest rate of three-month Bank Bill Swap reference rate plus a margin of 4.75%. Genworth Financial Mortgage Insurance Pty Limited used the proceeds it received from this transaction for general corporate purposes.

In December 2010, our majority-owned subsidiary, Genworth MI Canada Inc. (“Genworth Canada”), issued CAD$150 million of 4.59% senior notes due 2015. The net proceeds of the offering were used to fund transactions among Genworth Canada and its Canadian wholly-owned subsidiaries. Genworth Canada used proceeds it received from such transactions for general corporate and investment purposes, and/or to fund a distribution to, or a repurchase of common shares from, Genworth Canada’s shareholders.

In June 2010, Genworth Canada, issued CAD$275 million of 5.68% senior notes due 2020. The net proceeds of the offering were used to fund transactions among Genworth Canada and its Canadian wholly-owned subsidiaries. Genworth Canada used the proceeds it received from such transactions for general corporate and investment purposes and to fund a repurchase of common shares from Genworth Canada’s shareholders.

During 2011, Genworth Life Insurance Company, our indirect wholly-owned subsidiary, acquired $175 million principal amount of notes secured by our non-recourse funding obligations, plus accrued interest, for a pre-tax gain of $48 million. We have accounted for these transactions as redemptions of our non-recourse funding obligations. On March 25, 2011, River Lake Insurance Company IV Limited (“River Lake IV”), our indirect wholly-owned subsidiary, repaid $6 million of its total outstanding $22 million Class B Floating Rate Subordinated Notes due May 25, 2028 following an early redemption event, in accordance with the priority of payments. On March 25, 2010, River Lake IV repaid $6 million of its total outstanding $28 million Class B Floating Rate Subordinated Notes due May 25, 2028 following an early redemption event, in accordance with the priority of payments. On March 25, 2009, River Lake IV repaid $12 million of its total outstanding $40 million Class B Floating Rate Subordinated Notes due May 25, 2028 following an early redemption event, in accordance with the priority of payments.

On January 24, 2012, Genworth Life Insurance Company, our indirect wholly-owned subsidiary, repurchased $475 million of our non-recourse funding obligations. In connection with the repurchase, we ceded certain term life insurance policies to a third-party reinsurer. The combined transactions will result in a U.S. generally accepted accounting principles after-tax loss of approximately $40 million that will be recorded in the first quarter of 2012.

On April 3, 2000, GE Financial Assurance Holdings, Inc., an indirect subsidiary of GE, issued to a subsidiary a senior unsecured note with a principal amount of $233 million with an interest rate of 7.85% maturing on November 30, 2010. As part of our corporate formation, the note was assumed by Genworth. This note was eliminated in consolidation. On March 31, 2010, this note was repaid in full with $33 million in cash and the issuance of a senior unsecured note with a principal amount of $200 million, with an interest rate of 7.25% and a maturity date of March 31, 2020.

In addition to the guarantees discussed in notes 18, 19 and 22 to our consolidated financial statements, we provided capital support to some of our insurance subsidiaries in the form of guarantees of certain (primarily insurance) obligations, in some cases subject to annual scheduled adjustments, totaling up to $849 million and $818 million as of December 31, 2011 and 2010, respectively. We believe our insurance subsidiaries have adequate reserves to cover the underlying obligations.

We provide a limited guarantee to Rivermont Insurance Company I (“Rivermont I”), an indirect subsidiary, which is accounted for as a derivative and is carried at fair value. This derivative did not qualify for hedge accounting, and therefore, changes in fair value were reported in net investment gains (losses) in the income statement. As of December 31, 2011 and 2010, the fair value of this derivative was $6 million and $23 million, respectively, and was recorded in other liabilities. For the years ended December 31, 2011, 2010 and 2009, the effect on pre-tax income (loss) was $17 million, $(4) million and $(7) million, respectively.

In connection with the issuance of non-recourse funding obligations by Rivermont I, Genworth entered into a liquidity commitment agreement with the third-party trusts in which the floating rate notes have been deposited. The liquidity agreement may require that Genworth issue to the trusts either a loan or a letter of credit (“LOC”), at maturity of the notes (2050), in the amount equal to the then market value of the assets supporting the notes held in the trust. Any loan or LOC issued is an obligation of the trust and accrues interest at London Interbank Offered Rate plus a margin. In consideration for entering into this agreement, Genworth received, from Rivermont I, a one-time commitment fee of approximately $2 million. The maximum potential amount of future obligation under this agreement is approximately $95 million.

(4) Supplemental Cash Flow Information

Net cash received for taxes was $27 million, $71 million and $13 million for the years ended December 31, 2011, 2010 and 2009, respectively. Cash paid for interest was $319 million, $276 million and $255 million for the years ended December 31, 2011, 2010 and 2009, respectively.

The following table details non-cash items for the years ended December 31:

(Amounts in millions)	2011	2010	2009
Supplemental schedule of non-cash activities:
Capital contributions to subsidiaries	$(90)	$(205)	$—
Dividends from subsidiaries	90	168	—

Total non-cash transactions	$—	$(37)	$—

In July 2011, we received 3,582,227 of common shares of Genworth Canada as a dividend with an estimated market value of $90 million. These shares were previously held by Brookfield Life Assurance Company Limited. We subsequently contributed these shares to our U.S. mortgage insurance subsidiaries to increase the statutory capital in those companies.

In December 2010, we received 131,962 of preferred shares of a subsidiary as a dividend of $132 million that we subsequently redistributed through several capital contributions. Additionally, in connection with the previously uncertain tax benefits related to separation from our former parent that we recognized in 2010, we recorded $36 million as non-cash deemed dividends and $73 million as non-cash deemed capital contributions to certain of our subsidiaries.

(5) Income Taxes

We are obligated, pursuant to our Tax Matters Agreement with GE, to make fixed payments to GE, over the next 12 years, on an after-tax basis and subject to a cumulative maximum of $640 million, which is 80% of the projected tax savings associated with the Section 338 deductions. As of December 31, 2011 and 2010, we recorded on our Genworth consolidated balance sheets our estimate of the deferred tax benefits associated with these deductions of $599 million.

In connection with our 2004 separation from our former parent, GE, we made certain joint tax elections and realized certain tax benefits. During 2010, the Internal Revenue Service (“IRS”) completed an examination of GE’s 2004 tax return, including these tax impacts. Therefore, $36 million of previously uncertain tax benefits related to separation became certain and we recognized those in 2010.

As of December 31, 2011, Genworth also held assets of $437 million in respect of the tax elections, comprised of a $107 million deferred tax asset and a $330 million receivable from our subsidiaries pursuant to the tax allocation agreements. The remaining $358 million of net deferred tax asset as of December 31, 2011 was primarily comprised of share-based compensation, net operating loss (“NOL”) carryforwards, unrealized gains on derivatives and a state deferred tax asset. The state deferred tax asset was offset by a valuation allowance. As of December 31, 2010, Genworth held assets of $441 million in respect of the tax elections, comprised of a $107 million deferred tax asset and a $334 million receivable from our subsidiaries pursuant to the tax allocation agreements. The remaining $236 million of net deferred tax asset as of December 31, 2010 was primarily comprised of share-based compensation, NOL carryforwards, unrealized gains on derivatives and a state deferred tax asset. The state deferred tax asset was offset by a valuation allowance. These amounts are undiscounted pursuant to the applicable rules governing deferred taxes and intercompany liabilities.

NOL carryforwards amounted to $922 million as of December 31, 2011, and, if unused, will expire beginning in 2029.